CHANGES IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of expected impact of initial application of new standards
The cumulative effect of the impacts of adopting IFRS 15 are presented in the tables below:

Reconciliation of financial position

	April 1, 2017			March 31, 2018
As previously		IFRS 15		As previously	IFRS 15
(amounts in millions)	reported	Adjustments	As restated	reported	Adjustments	As restated
Assets
Cash and cash equivalents	$504.7	$—	$504.7	$611.5	$—	$611.5
Accounts receivable	548.4	(98.3)	450.1	568.4	(116.4)	452.0
Contracts in progress: assets	337.5	(337.5)	—	401.6	(401.6)	—
Contract assets	—	348.5	348.5	—	439.7	439.7
Inventories	416.3	132.7	549.0	375.3	140.8	516.1
Prepayments	63.8	—	63.8	50.0	—	50.0
Income taxes recoverable	25.6	—	25.6	40.7	—	40.7
Derivative financial assets	23.4	—	23.4	13.3	—	13.3
Total current assets	$1,919.7	$45.4	$1,965.1	$2,060.8	$62.5	$2,123.3
Property, plant and equipment	1,582.6	—	1,582.6	1,803.9	—	1,803.9
Intangible assets	944.0	—	944.0	1,055.6	—	1,055.6
Investment in equity
accounted investees	378.4	(2.6)	375.8	244.5	(1.8)	242.7
Deferred tax assets	42.8	0.1	42.9	60.9	0.3	61.2
Derivative financial assets	16.0	—	16.0	11.5	—	11.5
Other assets	471.3	—	471.3	482.0	—	482.0
Total assets	$5,354.8	$42.9	$5,397.7	$5,719.2	$61.0	$5,780.2

Liabilities and equity
Accounts payable and
accrued liabilities	$695.2	$(9.1)	$686.1	$669.6	$(2.7)	$666.9
Provisions	43.2	—	43.2	32.1	—	32.1
Income taxes payable	9.6	—	9.6	15.3	—	15.3
Deferred revenue	266.6	(255.2)	11.4	371.5	(361.5)	10.0
Contracts in progress:
liabilities	191.9	(191.9)	—	161.8	(161.8)	—
Contract liabilities	—	593.4	593.4	—	679.5	679.5
Current portion of
long-term debt	51.9	—	51.9	52.2	—	52.2
Derivative financial liabilities	15.5	—	15.5	18.1	—	18.1
Total current liabilities	$1,273.9	$137.2	$1,411.1	$1,320.6	$153.5	$1,474.1
Provisions	39.1	—	39.1	39.5	—	39.5
Long-term debt	1,203.5	—	1,203.5	1,208.7	—	1,208.7
Royalty obligations	138.5	—	138.5	140.8	—	140.8
Employee benefits obligations	157.7	—	157.7	200.6	—	200.6
Deferred gains
and other liabilities	217.8	—	217.8	229.9	—	229.9
Deferred tax liabilities	238.6	(25.6)	213.0	208.1	(23.4)	184.7
Derivative financial liabilities	4.7	—	4.7	4.4	—	4.4
Total liabilities	$3,273.8	$111.6	$3,385.4	$3,352.6	$130.1	$3,482.7
Equity
Share capital	$615.4	$—	$615.4	$633.2	$—	$633.2
Contributed surplus	19.4	—	19.4	21.3	—	21.3
Accumulated other
comprehensive income	193.7	(2.6)	191.1	262.3	(2.0)	260.3
Retained earnings	1,192.3	(66.1)	1,126.2	1,381.4	(67.1)	1,314.3
Equity attributable to equity
holders of the Company	$2,020.8	$(68.7)	$1,952.1	$2,298.2	$(69.1)	$2,229.1
Non-controlling interests	60.2	—	60.2	68.4	—	68.4
Total equity	$2,081.0	$(68.7)	$2,012.3	$2,366.6	$(69.1)	$2,297.5
Total liabilities and equity	$5,354.8	$42.9	$5,397.7	$5,719.2	$61.0	$5,780.2

Reconciliation of net income

		Year ended March 31, 2018
		As previously	IFRS 15
	reported	reported	Adjustments	As restated
Revenue		$2,830.0	$(6.5)	$2,823.5
Cost of sales		1,953.1	(7.5)	1,945.6
Gross profit		$876.9	$1.0	$877.9
Research and development
expenses		114.9	—	114.9
Selling, general and
administrative expenses		380.8	—	380.8
Other gains – net		(37.4)	—	(37.4)
After tax share in profit of equity
accounted investees		(42.4)	(0.8)	(43.2)
Operating profit		$461.0	$1.8	$462.8
Finance expense – net		76.2	1.0	77.2
Earnings before income taxes		$384.8	$0.8	$385.6
Income tax expense		29.1	1.8	30.9
Net income		$355.7	$(1.0)	$354.7
Attributable to:
Equity holders of the Company		$347.0	$(1.0)	$346.0
Non-controlling interests		8.7	—	8.7
Earnings per share attributable to
equity holders of the Company
Basic		$1.29	$—	$1.29
Diluted		$1.29	$(0.01)	$1.28